Schedule of Investments (unaudited)

August 31, 2026

City National Rochdale Strategic Credit Fund

Type of Security Weightings†:

†Percentages are based on total investments.

Description	Face Amount (000)	Value (000)
Asset-Backed Securities [91.1%]
Cayman Islands [72.8%]
AIMCO CLO Equity, Ser 2021-15A, Cl SUB
16.429%, 04/17/38(A)(B)	$10,685	$4,595
ALM 2020 CLO Equity, Ser 2020-1A, Cl SUB
15.372%, 10/15/29(A)(B)	5,025	1
Apidos CLO Equity, Cl SUB
3.194%, 10/18/31(A)	2,903	377
Apidos CLO XXIV Equity, Ser 2016-24A, Cl SUB
0.000%, 10/20/30(A)(B)	5,500	98
Apidos CLO XXVIII Equity, Ser 2017-28A, Cl SUB
11.759%, 10/20/38(A)(B)	2,000	460
Apidos CLO XXXII Equity, Ser 2019-32A, Cl SUB
11.406%, 01/20/33(A)(B)	4,400	2,160
Apidos CLO XXXV Equity, Ser 2021-35A, Cl SUB
0.000%, 04/20/34(A)(B)	968	339
Ares LXII CLO Equity, Ser 2021-62A, Cl SUB
0.000%, 01/25/34(A)(B)	1,500	270
Barings CLO Equity, Ser 2020-4A, Cl SUB
5.718%, 10/20/37(A)(B)	11,812	3,189
Battalion CLO XVI Equity, Ser 2019-16A, Cl SUB
10.772%, 01/20/38(A)(B)	5,971	1,314
Benefit Street Partners CLO XXXVI Equity, Ser 2024-36A, Cl SUB
7.076%, 01/25/38(A)(B)	6,000	3,425
BlueMountain CLO, Ser 2017-2A, Cl FR
12.245%, TSFR3M + 8.512%, 10/22/30(B)(C)	1,013	294
BlueMountain CLO XXII Equity, Ser 2018-22A, Cl SUB
17.397%, 07/15/31(A)(B)	3,500	47
BlueMountain CLO XXIII Equity, Ser 2018-23A, Cl SUB
14.531%, 07/20/37(A)(B)	9,500	1,900
BlueMountain Fuji US CLO II Equity, Ser 2017-2A, Cl SUB
16.194%, 10/20/30(A)(B)	1,500	1

Description	Face Amount (000)	Value (000)
BlueMountain Fuji US CLO III Equity, Ser 2017-3A, Cl SUB
0.000%, 01/15/30(A)(B)	$4,225	$14
Buckhorn Park CLO Equity, Cl SUB
0.000%, 07/18/34(A)	3,500	350
Carlyle Global Market Strategies CLO Equity, Ser 2014-1A, Cl INC
2.485%, 04/17/31(A)(B)	500	1
Carlyle Global Market Strategies CLO Equity, Ser 2015-1A, Cl SUB
33.055%, 07/20/31(A)(B)	613	—
Carlyle US CLO Equity, Ser 2017-5A, Cl SUB
0.000%, 01/20/30(A)(B)	13,500	121
Carlyle US CLO Equity, Ser 2018-1A, Cl SUB
14.057%, 04/20/31(A)(B)	600	1
Dryden 40 Senior Loan Fund CLO, Ser 2018-40A, Cl FR
11.862%, TSFR3M + 8.122%, 08/15/31(B)(C)	500	—
Dryden 64 CLO, Ser 2018-64A, Cl E
9.591%, TSFR3M + 5.862%, 04/18/31(B)(C)	500	460
Dryden 75 CLO Equity, Ser 2019-75A, Cl SUB
229.990%, 04/14/34(A)(B)	2,430	316
Dryden 93 CLO Equity, Ser 2021-93A, Cl SUB
6.384%, 01/15/38(A)(B)	18,963	4,361
Dryden 95 CLO Equity, Ser 2021-95A, Cl SUB
13.891%, 08/20/34(A)(B)	3,250	683
Eaton Vance CLO Equity, Ser 2022-1A, Cl SUB
12.779%, 01/20/38(A)(B)	2,285	808
Elmwood IX CLO Equity, Ser 2021-2A, Cl SUB
18.209%, 04/20/38(A)(B)	11,505	5,973
Elmwood Warehouse
0.000%, (A)(D)	12,600	14,461
Flatiron CLO 25 Equity, Ser 2024-2A, Cl SUB
4.578%, 10/17/37(A)(B)	15,500	7,422
Flatiron CLO 34 Warehouse
0.000%, (A)(D)	450	492
Flatiron RR CLO 30 Equity, Ser 2025-30A, Cl SUB
10.827%, 04/15/38(A)(B)	1,500	1,032
Generate CLO Equity, Ser 2024-16A, Cl SUB
2.564%, 07/20/37(A)(B)	2,500	1,125
Greenwood Park CLO Equity, Ser 2018-1A, Cl SUB
8.255%, 04/15/31(A)(B)	12,075	242

CITY NATIONAL ROCHDALE STRATEGIC CREDIT FUND

Schedule of Investments (unaudited)

August 31, 2026

City National Rochdale Strategic Credit Fund

Description	Face Amount (000)	Value (000)
Greywolf CLO VII Equity, Ser 2018-2A, Cl SUB
0.000%, 10/20/31(A)(B)	$3,430	$858
LCM XV CLO, Ser 2014-15, Cl ER
10.491%, TSFR3M + 6.762%, 07/20/30(B)(C)	3,294	2,542
LCM XXII CLO, Ser 2018-22A, Cl DR
9.491%, TSFR3M + 5.762%, 10/20/28(B)(C)	623	432
LCM XXIII CLO, Ser 2016-23A, Cl D
11.041%, TSFR3M + 7.312%, 10/20/29(B)(C)	393	232
LCM XXV CLO, Ser 2017-25A, Cl E
10.391%, TSFR3M + 6.662%, 07/20/30(B)(C)	769	483
Magnetite XL CLO Equity, Ser 2024-40A, Cl SUB
1.153%, 07/15/39(A)(B)	20,780	11,845
Magnetite XLIX Warehouse
0.000%, (A)(D)	9,600	11,086
Magnetite XVI CLO Equity, Ser 2015-16A, Cl SUB
18.604%, 01/18/28(A)(B)	750	5
Milos CLO Equity, Ser 2017-1A, Cl SUB
0.000%, 10/20/30(A)	3,000	7
Morgan Stanley Eaton Vance CLO Equity, Ser 2021-1A, Cl SUB
14.999%, 10/23/37(A)(B)	18,680	4,670
Morgan Stanley Eaton Vance CLO Equity, Ser 2022-16A, Cl SUB
16.745%, 04/15/35(A)(B)	8,750	66
Neuberger Berman CLO Equity, Ser 2021-42A, Cl SUB
13.230%, 07/16/36(A)	2,000	760
Neuberger Berman Loan Advisers CLO 26 Equity, Ser 2017-26A, Cl INC
15.050%, 10/18/38(A)(B)	1,032	268
Neuberger Berman Loan Advisers CLO 27 Equity, Ser 2018-27A, Cl INC
10.982%, 07/15/38(A)(B)	1,070	225
Neuberger Berman Loan Advisers CLO 40 Equity, Ser 2021-40A, Cl SUB
14.593%, 10/16/37(A)(B)	580	203

Description	Face Amount (000)	Value (000)
Neuberger Berman Loan Advisers CLO 46 Equity, Ser 2021-46A, Cl SUB
13.194%, 01/20/37(A)(B)	$9,250	$3,330
Niagara Park CLO Equity, Ser 2019-1A, Cl SUB
1.032%, 01/17/38(A)(B)	750	195
Octagon 55 CLO Equity, Ser 2021-1A, Cl SUB
14.336%, 03/20/38(A)(B)	2,020	465
Octagon Investment Partners 26 CLO, Ser 2016-1A, Cl ER
9.415%, TSFR3M + 5.662%, 07/15/30(B)(C)	382	139
Octagon Investment Partners CLO, Ser 2018-18A, Cl D
9.565%, TSFR3M + 5.772%, 04/16/31(B)(C)	27	23
Octagon Investment Partners CLO 47 Equity, Ser 2020-1A, Cl SUB
12.104%, 07/20/34(A)(B)	2,964	771
Octagon Investment Partners CLO Equity, Ser 2018-1A, Cl SUB
13.017%, 01/20/31(A)(B)	2,250	2
PPM CLO 3, Ser 2021-3A, Cl ER
10.621%, TSFR3M + 6.872%, 04/17/34(B)(C)	1,000	665
Rockford Tower CLO Equity, Ser 2018-1A, Cl SUB
19.253%, 05/20/31(A)(B)	2,500	22
Rockford Tower CLO Equity, Ser 2021-1A, Cl SUB
0.905%, 07/20/34(A)(B)	4,100	697
Rockford Tower CLO Equity, Ser 2021-2A, Cl SUB
3.441%, 07/20/34(A)(B)	4,750	617
RR 3 CLO Equity, Ser 2018-3A, Cl PREF
0.000%, 01/15/30(A)	3,750	5
Shackleton CLO, Ser 2013-3A, Cl ER
9.895%, TSFR3M + 6.142%, 07/15/30(B)(C)	826	493
Shackleton CLO, Ser 2013-IV-R, Cl D
9.874%, TSFR3M + 6.112%, 04/13/31(B)(C)	1,350	1,262
Shackleton CLO, Ser 2014-5RA, Cl E
10.169%, TSFR3M + 6.412%, 05/07/31(B)(C)	695	487

CITY NATIONAL ROCHDALE STRATEGIC CREDIT FUND

Schedule of Investments (unaudited)

August 31, 2026

City National Rochdale Strategic Credit Fund

Description	Face Amount (000)	Value (000)
Shackleton CLO, Ser 2017-11A, Cl E
10.302%, TSFR3M + 6.562%, 08/15/30(B)(C)	$1,139	$487
Shackleton CLO, Ser 2018-7RA, Cl E
10.215%, TSFR3M + 6.462%, 07/15/31(B)(C)	1,000	881
Shackleton CLO Equity, Ser 2019-14A, Cl SUB
13.506%, 07/20/34(A)(B)	4,000	1,400
Sound Point CLO Equity, Ser 2025-2A, Cl SUB
10.032%, 04/15/38(A)(B)	14,100	6,768
Sound Point CLO II, Ser 2013-1A, Cl B2R
9.572%, TSFR3M + 5.762%, 01/26/31(B)(C)	599	396
Sound Point CLO III-R, Ser 2013-2RA, Cl E
10.015%, TSFR3M + 6.262%, 04/15/29(B)(C)	72	72
Sound Point CLO IX, Ser 2019-2A, Cl ERR
10.791%, TSFR3M + 7.062%, 07/20/32(B)(C)	2,295	455
Sound Point CLO VIII-R, Ser 2019-1RA, Cl E
10.615%, TSFR3M + 6.862%, 04/15/30(B)(C)	1,898	1,096
Sound Point CLO V-R, Ser 2018-1RA, Cl E
10.091%, TSFR3M + 6.362%, 07/18/31(B)(C)	1,438	857
Sound Point CLO XIX, Ser 2018-1A, Cl E
9.665%, TSFR3M + 5.912%, 04/15/31(B)(C)	3,900	2,803
Sound Point CLO XIX Equity, Ser 2018-1A, Cl SUB
0.000%, 04/15/31(A)(B)	4,500	1
Sound Point CLO XVI, Ser 2017-2A, Cl E
10.172%, TSFR3M + 6.362%, 07/25/30(B)(C)	3,563	2,254
Sound Point CLO XVII Equity, Ser 2017-3A, Cl SUB
15.568%, 10/20/30(A)(B)	8,500	87
Sound Point CLO XVIII, Ser 2017-4A, Cl D
9.491%, TSFR3M + 5.762%, 01/21/31(B)(C)	3,500	1,916
Sound Point CLO XX, Ser 2018-2A, Cl E
10.072%, TSFR3M + 6.262%, 07/26/31(B)(C)	3,000	1,965

Description	Face Amount (000)	Value (000)
Sound Point CLO XXI Equity, Ser 2018-3A, Cl SUB
0.000%, 10/26/31(A)(B)	$1,000	$3
Sounds Point CLO IV-R, Ser 2013-3RA, Cl E
10.241%, TSFR3M + 6.512%, 04/18/31(B)(C)	1,000	362
Southwick Park CLO Equity, Ser 2019-4A, Cl SUB
15.729%, 07/20/32(A)(B)	2,000	134
Steele Creek CLO, Ser 2016-1A, Cl ER
9.676%, TSFR3M + 6.012%, 06/15/31(B)(C)	1,503	712
Steele Creek CLO, Ser 2017-1A, Cl E
10.215%, TSFR3M + 6.462%, 10/15/30(B)(C)	1,730	629
Steele Creek CLO, Ser 2018-1A, Cl E
9.765%, TSFR3M + 6.012%, 04/15/31(B)(C)	4,000	2,302
Steele Creek CLO Equity, Ser 2014-1RA, Cl SUB
4.459%, 04/21/31(A)(B)	21,168	2
Steele Creek CLO Equity, Ser 2017-1A, Cl SUB
19.915%, 10/15/30(A)(B)	2,500	—
Symphony CLO XXVI Equity, Ser 2021-26A, Cl SUB
13.348%, 04/20/33(A)(B)	6,500	16
Tallman Park CLO Equity, Ser 2021-1A, Cl SUB
14.896%, 07/20/38(A)(B)	14,425	3,770
TCW CLO Equity, Ser 2021-1A, Cl SUB
10.054%, 01/20/38(A)(B)	12,980	2,985
Trinitas CLO XII, Ser 2020-12A, Cl E
11.472%, TSFR3M + 7.662%, 04/25/33(B)(C)	5,187	4,703
Trinitas CLO XVII, Ser 2021-17A, Cl E
11.021%, TSFR3M + 7.292%, 10/20/34(B)(C)	853	740
Upland CLO Equity, Ser 2016-1A, Cl SUB
33.330%, 04/20/31(A)	2,500	—
Venture 28A CLO, Ser 2021-28AA, Cl ER
11.311%, TSFR3M + 7.582%, 10/20/34(B)(C)	2,000	1,105
Venture 31 CLO, Ser 2018-31A, Cl E
9.301%, TSFR3M + 5.572%, 04/20/31(B)(C)	1,850	695

CITY NATIONAL ROCHDALE STRATEGIC CREDIT FUND

Schedule of Investments (unaudited)

August 31, 2026

City National Rochdale Strategic Credit Fund

Description	Face Amount (000)	Value (000)
Venture 32 CLO, Ser 2018-32A, Cl E
9.741%, TSFR3M + 6.012%, 07/18/31(B)(C)	$1,369	$553
Venture 36 CLO, Ser 2019-36A, Cl E
10.911%, TSFR3M + 7.182%, 04/20/32(B)(C)	3,700	1,209
Venture 37 CLO, Ser 2019-37A, Cl E
10.965%, TSFR3M + 7.212%, 07/15/32(B)(C)	1,000	519
Venture 38 CLO, Ser 2019-38A, Cl E
11.075%, TSFR3M + 7.232%, 07/30/32(B)(C)	1,500	839
Venture XXX CLO, Ser 2017-30A, Cl E
10.315%, TSFR3M + 6.562%, 01/15/31(B)(C)	1,500	663
Wellfleet CLO Equity, Ser 2020-2A, Cl SUB
0.000%, 07/15/34(A)	5,000	1
York CLO 2 Equity, Ser 2015-1A, Cl SUB
15.696%, 10/22/37(A)(B)	750	173
Jersey [15.5%]
AIMCO CLO 17 Equity, Ser 2022-17A, Cl SUB
0.000%, 07/20/37(A)	13,313	7,588
AIMCO CLO 21 Equity, Ser 2024-21A, Cl SUB
8.500%, 04/18/39(A)(B)	12,181	6,700
Apidos CLO XL Equity, Ser 2022-40A, Cl SUB
14.715%, 07/15/37(A)	2,250	1,238
Generate CLO Equity, Ser 2024-15A, Cl SUB
3.280%, 07/20/37(A)(B)	15,294	6,423
Neuberger Berman Loan Advisers CLO 55 Equity, Ser 2024-55A, Cl SUB
13.386%, 04/22/38(A)(B)	1,130	611
Neuberger Berman Loan Advisers NBLA CLO 53 Equity, Ser 2023-53A, Cl SUB
4.476%, 10/24/37(A)(B)	4,100	2,337
Wehle Park CLO Equity, Ser 2014-1RA, Cl SUB
1.842%, 10/21/38(A)	19,785	5,754
United States [2.8%]
Flatiron CLO 23 Equity, Ser 2023-1A, Cl SUB
9.906%, 04/17/36(A)(B)	1,100	616
Flatiron CLO 34 Warehouse
0.000%, (D)	300	308

Description	Face Amount (000)	Value (000)
Flatiron RR CLO 22 Equity, Ser 2021-2A, Cl SUB
13.057%, 10/15/34(A)(B)	$8,750	$3,500
Green Lakes Park CLO Equity, Ser 2019-2A, Cl SUB
20.732%, 01/25/38(A)(B)	3,000	1,350
Total Asset-Backed Securities
(Cost $362,832)		179,165
Short-Term Investment [9.2%]
SEI Daily Income Trust Government Fund, Cl Institutional, 3.570%**	18,040,468	18,040
Total Short-Term Investment
(Cost $18,040)		18,040
Total Investments [100.3%]
(Cost $380,872)		$197,205

Percentages are based on net assets of $196,553 (000).

**	The rate reported is the 7-day effective yield as of August 31, 2026.
(A)	Level 3 security in accordance with fair value hierarchy. The rate reported is the effective yield as of August 31, 2026.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2026, the value of these securities amounted to $136,738 (000), representing 69.6% of the net assets of the Fund.
(C)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(D)	This is a CLO warehouse position, which is a loan accumulation vehicle. Loan accumulation vehicles are financing structures intended to aggregate loans that may be used to form the basis of a CLO. Total as of August 31, 2026 was $26,347 (000).

Cl — Class

CLO — Collateralized Loan Obligation

Ser — Series

TSFR3M — 3 Month Term Secured Overnight Financing Rate

The following is a list of the inputs used as of August 31, 2026, in valuing the

Fund's investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$35,780	$143,385	$179,165
Short-Term Investment	18,040	—	—	18,040
Total Investments in Securities	$18,040	$35,780	$143,385	$197,205

Amounts designated as "—" are $0 or have been rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.

CNR-QH-004-1600

CITY NATIONAL ROCHDALE STRATEGIC CREDIT FUND